LEASES - Components of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease cost:
Amortization of ROU assets	$ 95	$ 77	$ 252	$ 309
Interest on lease liabilities	17	19	73	89
Total Operating lease cost	112	96	325	398
Amortization of ROU assets		77	278	449
Interest on lease liabilities	8	14	45	81
Total finance lease cost	8	91	323	530
Total lease cost	$ 120	$ 187	$ 648	$ 928